RMR Real Estate Income Fund
Portfolio of Investments - March 31, 2020 (unaudited)

Company	Shares	Value
COMMON STOCKS - 145.9%
REAL ESTATE INVESTMENT TRUSTS - 145.9%
DATA CENTERS - 8.5%
CyrusOne, Inc. (a)(b)	65,119	$4,021,098
Digital Realty Trust, Inc. (a)(b)	25,200	3,500,532
Equinix, Inc. (a)(b)	4,502	2,811,814
QTS Realty Trust, Inc. (a)	15,000	870,150
		11,203,594
DIVERSIFIED - 10.4%
Armada Hoffler Properties, Inc. (a)	154,953	1,657,997
Colony Capital, Inc. (a)	104,980	183,715
Gladstone Commercial Corp. (a)(b)	88,611	1,272,454
Global Net Lease, Inc.	112,082	1,498,536
Lexington Realty Trust (a)	513,638	5,100,425
One Liberty Properties, Inc. (a)	29,295	408,079
VEREIT, Inc. (a)	283,716	1,387,371
Vornado Realty Trust (a)(b)	39,835	1,442,425
Whitestone REIT (a)	124,535	772,117
		13,723,119
FREE STANDING - 8.3%
Agree Realty Corp. (a)	19,309	1,195,227
Essential Properties Realty Trust, Inc. (a)	25,000	326,500
National Retail Properties, Inc. (a)(b)	136,600	4,397,154
Realty Income Corp. (a)	72,400	3,609,864
Spirit Realty Capital, Inc. (a)	19,240	503,126
STORE Capital Corp. (a)	52,200	945,864
		10,977,735
HEALTH CARE - 22.6%
Global Medical REIT, Inc. (a)(b)	535,467	5,418,926
Healthpeak Properties, Inc. (a)	113,965	2,718,065
Healthcare Realty Trust, Inc. (a)(b)	38,697	1,080,807
Healthcare Trust of America, Inc. (a)	48,000	1,165,440
LTC Properties, Inc. (a)	75,021	2,318,149
Medical Properties Trust, Inc. (a)(b)	413,609	7,151,300
New Senior Investment Group, Inc.	104,121	266,550
Omega Healthcare Investors, Inc. (a)	66,298	1,759,549
Physicians Realty Trust (a)	179,791	2,506,287
Sabra Health Care REIT, Inc. (a)(b)	113,154	1,235,642
Ventas, Inc. (a)	98,200	2,631,760
Welltower, Inc. (a)(b)	34,200	1,565,676
		29,818,151
INDUSTRIAL - 20.7%
Americold Realty Trust (a)	45,000	1,531,800
Duke Realty Corp. (a)(b)	34,370	1,112,901
Monmouth Real Estate Investment Corp. (a)(b)	178,358	2,149,214

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - March 31, 2020 (unaudited) (continued)

Company	Shares	Value
Plymouth Industrial REIT, Inc. (a)	172,697	$1,927,299
Prologis, Inc. (a)(b)	171,936	13,818,496
Rexford Industrial Realty, Inc. (a)	39,176	1,606,608
STAG Industrial, Inc. (a)	231,693	5,217,726
		27,364,044
LODGING - 4.1%
Apple Hospitality REIT, Inc. (a)	71,400	654,738
Ashford Hospitality Trust, Inc. (a)	105,000	77,616
Braemar Hotels & Resorts, Inc. (a)	111,762	189,995
Chatham Lodging Trust (a)(b)	97,000	576,180
Condor Hospitality Trust, Inc.	59,420	244,216
DiamondRock Hospitality Co. (a)	60,603	307,863
Hersha Hospitality Trust (a)	132,475	474,261
Host Hotels & Resorts, Inc. (a)	67,000	739,680
Park Hotels & Resorts, Inc. (a)	58,853	465,527
Pebblebrook Hotel Trust (a)	90,480	985,327
RLJ Lodging Trust (a)	88,688	684,671
		5,400,074
MANUFACTURED HOMES - 7.8%
Sun Communities, Inc. (a)	65,356	8,159,697
UMH Properties, Inc. (a)(b)	195,796	2,126,345
		10,286,042
MORTGAGE - 2.5%
Annaly Capital Management, Inc. (a)	319,998	1,622,390
Jernigan Capital, Inc. (a)	30,140	330,334
Starwood Property Trust, Inc. (a)	129,100	1,323,275
		3,275,999
OFFICE - 16.4%
Alexandria Real Estate Equities, Inc. (a)	39,300	5,386,458
Boston Properties, Inc. (a)	27,100	2,499,433
Brandywine Realty Trust (a)	165,300	1,738,956
City Office REIT, Inc. (a)	144,253	1,042,949
Corporate Office Properties Trust (a)	83,500	1,847,855
Douglas Emmett, Inc. (a)	51,322	1,565,834
Franklin Street Properties Corp. (a)	76,269	437,021
Highwoods Properties, Inc. (a)(b)	49,723	1,761,189
Hudson Pacific Properties, Inc. (a)	26,000	659,360
Kilroy Realty Corp. (a)	35,600	2,267,720
Mack-Cali Realty Corp. (a)	78,030	1,188,397
SL Green Realty Corp. (a)	27,900	1,202,490
		21,597,662
REGIONAL MALLS - 2.6%
CBL & Associates Properties, Inc. (a)	528,694	105,792
Pennsylvania Real Estate Investment Trust (a)	203,491	185,502
Simon Property Group, Inc. (a)(b)	47,527	2,607,331

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - March 31, 2020 (unaudited) (continued)

Company	Shares	Value
The Macerich Co. (a)	46,970	$264,441
Washington Prime Group, Inc. (a)	331,148	266,607
		3,429,673
RESIDENTIAL - 22.3%
Apartment Investment & Management Co. (a)(b)	25,451	894,603
American Homes 4 Rent (a)	20,000	464,000
AvalonBay Communities, Inc. (a)	34,375	5,058,969
Bluerock Residential Growth REIT, Inc. (a)(b)	405,557	2,258,952
Camden Property Trust (a)	11,300	895,412
Equity Residential (a)(b)	69,000	4,257,990
Essex Property Trust, Inc. (a)	16,500	3,633,960
Independence Realty Trust, Inc. (a)	489,429	4,375,495
Investors Real Estate Trust (a)	6,281	345,455
Invitation Homes, Inc. (a)	50,000	1,068,500
Mid-America Apartment Communities, Inc. (a)	29,671	3,057,003
NexPoint Residential Trust, Inc.	21,102	531,981
Preferred Apartment Communities, Inc. (a)	56,479	405,519
UDR, Inc. (a)	62,000	2,265,480
		29,513,319
SHOPPING CENTERS - 5.3%
Acadia Realty Trust (a)	30,000	371,700
Brixmor Property Group, Inc. (a)	37,775	358,863
Cedar Realty Trust, Inc. (a)	103,627	96,694
Kimco Realty Corp. (a)	197,226	1,907,175
Kite Realty Group Trust (a)	125,125	1,184,934
Retail Opportunity Investments Corp. (a)(b)	35,000	290,150
RPT Realty (a)	82,220	495,787
SITE Centers Corp. (a)	68,500	356,885
Urstadt Biddle Properties, Inc.	40,500	571,050
Weingarten Realty Investors (a)	91,225	1,316,377
		6,949,615
SPECIALTY - 9.9%
American Tower Corp. (a)	25,791	5,615,990
Crown Castle International Corp. (a)	14,000	2,021,600
EPR Properties (a)	114,660	2,777,065
Farmland Partners, Inc. (a)	109,344	663,718
Gladstone Land Corp.	35,000	414,750
Iron Mountain, Inc.	30,000	714,000
VICI Properties, Inc. (a)	49,600	825,344
		13,032,467
STORAGE - 4.5%
CubeSmart (a)	40,000	1,071,600
Extra Space Storage, Inc. (a)	7,910	757,462
Life Storage, Inc. (a)	12,000	1,134,600
Public Storage (a)(b)	15,700	3,118,177

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - March 31, 2020 (unaudited) (continued)

Company	Shares	Value
		$6,081,839
Total Real Estate Investment Trusts (Cost $217,833,223)		192,653,333
Total Common Stocks ( Cost $217,833,223)		192,653,333
PREFERRED STOCKS - 26.6%
REAL ESTATE INVESTMENT TRUSTS - 26.6%
DATA CENTERS - 1.2%
Digital Realty Trust, Inc., Series C, 6.63% (a)(b)	35,000	881,650
Digital Realty Trust, Inc., Series G, 5.88% (a)	30,000	728,100
		1,609,750
DIVERSIFIED - 2.4%
Gladstone Commercial Corp., Series D, 7.00% (a)(b)	100,000	2,028,000
Global Net Lease, Inc., Series A, 7.25% (a)	55,000	1,115,125
		3,143,125
HEALTH CARE - 0.8%
Global Medical REIT, Inc., Series A, 7.50% (a)	44,000	1,005,400
		1,005,400
INDUSTRIAL - 2.8%
Plymouth Industrial REIT, Inc., Series A, 7.50%	70,000	1,399,783
Rexford Industrial Realty, Inc., Series B, 5.88% (a)(b)	40,000	916,200
STAG Industrial, Inc., Series C, 6.88% (a)(b)	55,000	1,388,750
		3,704,733
LODGING - 6.2%
Ashford Hospitality Trust, Inc., Series D, 8.45% (a)	39,304	455,926
Ashford Hospitality Trust, Inc., Series F, 7.38% (a)	74,565	492,129
Ashford Hospitality Trust, Inc., Series G, 7.38% (a)	250,000	1,640,000
Ashford Hospitality Trust, Inc., Series H, 7.50% (a)	60,000	421,800
Ashford Hospitality Trust, Inc., Series I, 7.50% (a)	68,084	458,205
Braemar Hotels & Resorts, Inc., Series B, 5.50% (a)	25,000	138,750
Hersha Hospitality Trust, Series C, 6.88% (a)	46,000	343,620
Hersha Hospitality Trust, Series D, 6.50% (a)	70,000	435,400
Hersha Hospitality Trust, Series E, 6.50% (a)	35,958	226,895
Pebblebrook Hotel Trust, Series C, 6.50% (a)	78,684	1,270,747
RLJ Lodging Trust, Series A, 1.95% (a)(c)	96,117	1,682,048
Sotherly Hotels, Inc., Series C, 7.88% (a)	40,000	244,000
Summit Hotel Properties, Inc., Series E, 6.25% (a)	33,200	436,580
		8,246,100
MANUFACTURED HOMES - 2.3%
UMH Properties, Inc., Series B, 8.00% (a)(b)	66,650	1,466,300
UMH Properties, Inc., Series C, 6.75% (a)	30,000	585,867
UMH Properties, Inc., Series D, 6.38% (a)(b)	49,105	922,766
		2,974,933
MORTGAGE - 1.4%
Annaly Capital Management, Inc., Series G, 6.50% (a)	40,000	700,400
iStar, Inc., Series D, 8.00% (a)	11,810	246,239
iStar, Inc., Series G, 7.65% (a)	21,241	423,333

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - March 31, 2020 (unaudited) (continued)

Company	Shares	Value
New York Mortgage Trust, Inc., Series B, 7.75% (a)(b)	33,450	$335,504
New York Mortgage Trust, Inc., Series D, 8.00% (a)(b)	20,000	178,000
		1,883,476
OFFICE - 0.7%
SL Green Realty Corp., Series I, 6.50% (a)	40,000	912,400
		912,400
REGIONAL MALLS - 0.7%
CBL & Associates Properties, Inc., Series D, 7.38% (a)	132,461	87,424
CBL & Associates Properties, Inc., Series E, 6.63%	25,000	16,253
Pennsylvania Real Estate Investment Trust, Series B, 7.38% (a)	40,000	115,996
Pennsylvania Real Estate Investment Trust, Series D, 6.88% (a)	35,000	120,400
Washington Prime Group, Inc., Series H, 7.50% (a)	65,000	409,500
Washington Prime Group, Inc., Series I, 6.88% (a)	30,000	156,300
		905,873
RESIDENTIAL - 3.9%
Armada Hoffler Properties Inc., Series A, 6.75% (a)	35,000	756,700
Bluerock Residential Growth REIT, Inc., Series A, 8.25% (a)(b)	180,000	3,465,000
Bluerock Residential Growth REIT, Inc., Series C, 7.63% (a)	37,645	693,022
Bluerock Residential Growth REIT, Inc., Series D, 7.13% (a)	17,300	297,858
		5,212,580
SHOPPING CENTERS - 2.9%
Cedar Realty Trust, Inc., Series B, 7.25% (a)	24,258	262,408
Cedar Realty Trust, Inc., Series C, 6.50% (a)(b)	100,307	952,917
Saul Centers, Inc., Series D, 6.13% (a)	25,000	400,145
Seritage Growth Properties, Series A, 7.00% (a)	80,000	1,040,000
SITE Centers Corp., Series K, 6.25% (a)	86,000	1,595,300
Wheeler Real Estate Investment Trust, Inc., Series D, 8.75% (a)(b)	71,354	624,348
		4,875,118
SPECIALTY - 0.5%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38% (a)(b)	24,800	373,984
EPR Properties, Series E, 9.00% (a)(c)	16,400	352,764
		726,748
Total Real Estate Investment Trusts (Cost $63,576,752)		35,200,236
Total Preferred Stocks (Cost $63,576,752)		35,200,236
INVESTMENT COMPANIES - 2.9%
Aberdeen Global Premier Properties Fund (a)	196,826	834,542
Blackstone/GSO Loan Financing Ltd (d)	3,221,007	1,713,402
Cohen & Steers Quality Income Realty Fund, Inc. (a)	93,729	847,310
Eaton Vance Enhanced Equity Income Fund II	35,188	488,058
Total Investment Companies ( Cost $10,135,696)		3,883,312
SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUNDS - 1.2%
State Street Institutional U.S. Government Money Market Fund, 1.88% (Cost $1,546,972)	1,546,972	1,546,972
Total Investments - 176.6% (Cost $293,092,643)		233,283,853
Other assets less liabilities - 2.6%		3,464,434

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - March 31, 2020 (unaudited) (continued)

Company	Shares	Value
Revolving credit facility - (66.6%)		$(88,000,000)
Preferred Shares, at liquidation preference - (12.6%)		(16,675,000)
Net Assets applicable to common shareholders – 100.0%		$132,073,287

Notes

a.
As of March 31, 2020, the Fund has pledged portfolio securities with a market value of $216,392,456 as collateral in connection with its revolving credit facility with BNP Paribas Prime Brokerage International Ltd. ("PBL"). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

b.
As of March 31, 2020, pledged portfolio securities of the Fund with a market value of $81,872,126 (see Note (a)) have been rehypothecated by PBL as permitted by the Fund's revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

c.	Convertible into common stock.

d.	The security is listed on the London Stock Exchange as of March 31, 2020.

e.	Rate reflects 7 day yield as of March 31, 2020.

See notes to portfolio of investments

RMR Real Estate Income Fund
Notes to Portfolio of Investments
March 31, 2020 (unaudited)

1. Portfolio Valuation
Investment securities of RMR Real Estate Income Fund, (the "Fund"), are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on The Nasdaq Stock Market, or Nasdaq, are normally valued by the Fund at the Nasdaq Official Closing Price, or NOCP, provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.
To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.
Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.
Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.
Investments in open end mutual funds are valued at the closed NAV on valuation date.
2. Fair Value Measurements
The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

RMR Real Estate Income Fund
Notes to Portfolio of Investments
March 31, 2020 (unaudited) (continued)

The Fund recognizes interperiod transfers between the input levels as of the end of the period. On March 31, 2020, a foreign security with a fair value of $1,713,402 was transferred to Level 3 from Level 1 and, as described above, valued at fair value as determined by an independent pricing service due to a more than 0.75% fluctuation of the S&P 500 Index from the previous day close. As of
March 31, 2020, there were no transfers of investments among Level 1 and Level 2.

The following is a summary of the inputs used on March 31, 2020, in valuing the Fund's investments:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Data Centers	$11,203,594	$—	$—	$11,203,594
Diversified	13,723,119	—	—	13,723,119
Free Standing	10,977,735	—	—	10,977,735
Health Care	29,818,151	—	—	29,818,151
Industrial	27,364,044	—	—	27,364,044
Lodging/Resorts	5,400,074	—	—	5,400,074
Manufactured Homes	10,286,042	—	—	10,286,042
Mortgage	3,275,999	—	—	3,275,999
Office	21,597,662	—	—	21,597,662
Regional Malls	3,429,673	—	—	3,429,673
Residential	29,513,319	—	—	29,513,319
Shopping Centers	6,949,615	—	—	6,949,615
Specialty	13,032,467	—	—	13,032,467
Storage	6,081,839	—	—	6,081,839
Total Real Estate Investment Trusts	192,653,333	—	—	192,653,333
Total Common Stocks	192,653,333	—	—	192,653,333
Preferred Stocks
Real Estate Investment Trusts
Data Centers	1,609,750	—	—	1,609,750
Diversified	3,143,125	—	—	3,143,125
Health Care	1,005,400	—	—	1,005,400
Industrial	3,704,733	—	—	3,704,733
Lodging/Resorts	8,246,100	—	—	8,246,100
Manufactured Homes	2,974,933	—	—	2,974,933
Mortgage	1,883,476	—	—	1,883,476
Office	912,400	—	—	912,400
Regional Malls	905,873	—	—	905,873
Residential	5,212,580	—	—	5,212,580
Shopping Centers	4,875,118	—	—	4,875,118
Specialty	726,748	—	—	726,748
Total Real Estate Investment Trusts	35,200,236	—	—	35,200,236
Total Preferred Stocks	35,200,236	—	—	35,200,236
Investment Companies	2,169,910	—	1,713,402	3,883,312
Short-Term Investments
Money Market Funds	1,546,972	—	—	1,546,972
Total Investments	$231,570,451	$—	$1,713,402	$233,283,853

3. Tax Information
Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of March 31, 2020, are as follows:

8

RMR Real Estate Income Fund
Notes to Portfolio of Investments
March 31, 2020 (unaudited) (continued)

Cost	$293,945,857
Gross unrealized appreciation	35,791,685
Gross unrealized depreciation	(96,453,689)
Net unrealized appreciation	$(60,662,004)

The $853,214 difference between the financial reporting cost basis and tax cost basis of the Fund's investments as of March 31, 2020 is due to the different treatment of wash sales of portfolio investments and non-taxable distributions received from portfolio investments for financial and tax reporting purposes.
COVID-19 Pandemic
An outbreak of infectious respiratory illness caused by a novel coronavirus known as “COVID-19” was first detected in China in December 2019 and has now been detected globally. The current economic situation resulting from the unprecedented measures taken around the world to combat the spread of COVID-19 may continue to contribute to severe market disruptions, volatility and reduced economic activity. Furthermore, measures taken to battle COVID-19 may have long term negative effects on the U.S. and worldwide financial markets and economies and may cause further economic uncertainties in the United States and worldwide. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the effects of these or similar events in the future on the U.S. economy and financial markets. These events could have had, and may continue to have, a significant negative impact on the Fund’s performance, net asset value, income, operating results and ability to pay distributions, as well as the performance, income, operating results and viability of issuers in which it invests.
Subsequent events
On April 16, 2020, shareholders approved a change in the Fund's business from a registered investment company to a commercial mortgage REIT and amended the Fund's fundamental investment policies and restrictions to permit the Fund to pursue its new business. Among other investment policy changes, the Fund's fundamental investment objectives of earning and paying a high level of current income to common shareholders, with capital appreciation as a secondary objective, have been replaced with a non-fundamental primary objective to balance capital preservation with generating attractive risk adjusted returns. The Fund has begun the process of realigning its portfolio so that it is no longer an “investment company” under the Investment Company Act of 1940 and has filed an application with the Securities and Exchange Commission for a deregistration order. The Fund intends to sell its existing investments and transition its portfolio into commercial mortgages as opportunities within its new business mandate arise and subject to applicable compliance requirements and other business considerations.

9